Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Statement of comprehensive income [abstract]
Profit after tax		£ 733	£ 1,146	£ 1,302
Available-for-sale securities:
- Change in fair value	[2]			80
- Income statement transfers	[2]			(54)
- Taxation	[2]			(6)
Other comprehensive income available-for-sale securities, total	[2]			20
Movement in fair value reserve (debt instruments):
- Change in fair value	[2]	147	(74)
- Income statement transfers	[2]	(147)	21
- Taxation	[2]	0	13
Other comprehensive income fair value reserve (debt instruments)	[2]	0	(40)
Cash flow hedges:
- Effective portion of changes in fair value		(857)	793	(238)
- Income statement transfers		1,013	(752)	(94)
- Taxation		(41)	(13)	89
Other comprehensive income cash flow hedges, total		115	28	(243)
Currency translation on foreign operations		(4)
Net other comprehensive income/(expense) that may be reclassified to profit or loss subsequently		111	(12)	(223)
Pension remeasurement:
- Change in fair value		(522)	470	(103)
- Taxation		131	(118)	26
Pension remeasurement, total		(391)	352	(77)
Own credit adjustment:
- Change in fair value		(77)	84	(29)
- Taxation		19	(21)	7
Own credit adjustment, total		(58)	63	(22)
Net other comprehensive (expense)/income that will not be reclassified to profit or loss subsequently		(449)	415	(99)
Total other comprehensive (expense)/income net of tax		(338)	403	(322)
Total comprehensive income		395	1,549	980
Attributable to:
Equity holders of the parent		374	1,528	959
Non-controlling interests		21	21	21
Total comprehensive income		£ 395	£ 1,549	£ 980

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.
[2]	Following the adoption of IFRS 9, a fair value reserve was introduced to replace the available-for-sale reserve.